Related party disclosures	6 Months Ended
Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Related party disclosures
Related party disclosures
The Group’s related party transactions and relationships for 2022 were disclosed on pages 271 and 272 of the Annual Report and Accounts and Form 20-F for the year ended 31 December 2022.
In the six months ended 30 June 2023, apart from the collaboration with Organigram and the Group's investment in a new joint venture entity partly owned by Organigram (refer to page 15), there were no material changes in related parties or related party transactions to be reported.
In the six months ended 30 June 2022, apart from the investment in and collaboration with Organigram, there were no material changes in related parties or related party transactions to be reported.